Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands		9 Months Ended				12 Months Ended
		Sep. 28, 2025		Sep. 29, 2024		Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities from continuing operations
Net loss		$ (31,199)		$ (103,440)		$ (56,451)		$ (269,555)
Net loss from discontinued operations, net of income taxes		(1,100)		(2,007)		(2,007)		(173,358)
Net loss from continuing operations		(30,099)		(101,433)		(54,444)		(96,197)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense		8,205		4,086		3,067		3,364
Non-cash interest expense				1,938		1,757	[1]	4,882	[1]
Accretion of debt in CS Solis	[2]					3,872		6,579
Non-cash lease expense		826		483		816		947
Gain on troubled debt restructuring		(19,800)				(22,337)	[3]		[3],[4]
Loss on CS Solis debt extinguishment								10,338
Depreciation and amortization		4,293		991		2,736		930
Provision for credit losses		4,159		3,065		9,132		4,274
Change in reserve for excess and obsolete inventory				131				6,148
Change in fair value of SAFE Agreement – related party		113		900		(616)
Change in fair value of forward purchase agreement liabilities		807	[5]	(4,906)	[5]	(337)	[6]	3,906	[6]
Loss on issuance of common stock in connection with forward purchase agreements	[7]							35,490
Change in fair value of derivative liabilities		(1,639)	[8]	37,875	[8]	(33,986)	[9]		[9]
Change in fair value of warrant liabilities		3,122		2,116		(2,921)		(29,310)
Issuance of forward purchase agreements	[10]							(76)
Amortization of debt issuance costs		14,259	[11]	1,361	[11]	5,842	[12]		[12]
Non-cash income	[13]	(474)
Loss on impairments and disposals		140		3,721		3,827
Loss on issuance of common stock bonus shares in connection with the Mergers	[14]							2,394
Issuance of restricted stock units in connection with vendor services								52
Accretion of debt in CS Solis – related party				3,872
Loss on conversion of SAFE Agreements to shares of common stock				1,250		1,250
Loss on sale of equity securities								4,154
Non-cash expense in connection with warrant issued for vendor services				5,410		9,179
Loss on issuance of derivative liability			[15]	24,688	[15]	24,688	[16]		[16],[17]
Gain on debt extinguishment				(19,948)
Other financing costs				3,812		450
Changes in operating assets and liabilities, net of business acquisitions:
Accounts receivable, net		(32,747)		14,735		3,306		(12,106)
Contract assets, current portion						(21,451)
Inventories		34,098		2,378		8,654		1,544
Prepaid expenses and other current assets		(12,462)		(3,185)		(170)		(4,197)
Other noncurrent assets		95				111		1,132
Accounts payable		11,692		(8,496)		(10,412)		2,292
Accrued expenses and other liabilities		(6,360)		(1,646)		14,071		(3,313)
Operating lease liabilities		(866)		(875)		(849)		(598)
Warranty provision, noncurrent						21		255
Contract liabilities		(10,568)		(1,434)		82		(1,685)
Net cash used in operating activities from continuing operations						(54,662)		(58,802)
Net cash provided by operating activities from discontinued operations								190
Net cash used in operating activities		(13,406)		(29,111)		(54,662)		(58,612)
Cash flows from investing activities from continuing operations
Cash paid for acquisition, net of cash acquired		(20,689)				(53,500)
Proceeds from the sale of equity securities								8,145
Purchases of property and equipment								(35)
Capitalization of internal-use software costs				(1,044)		(1,157)		(1,939)
Net cash used in investing activities from continuing operations		(20,689)		(1,044)		(54,657)		6,171
Cash flows from financing activities from continuing operations
Proceeds from issuance of convertible notes, net of debt discount		20,000		68,725
Proceeds from issuance of convertible notes due to related parties		5,000		26,000
Payment of debt issuance costs		(200)
Finance lease payments		(1,528)				(551)
Proceeds from issuance of notes payable, net of issuance cost								14,102
Principal repayment of note payable				(300)		(300)		(9,803)
Proceeds from issuance of convertible notes, net of issuance cost						81,725		17,750
Proceeds from issuance of convertible notes to related parties						26,000		3,500
Proceeds from issuance of common stock		1,682		6,143		6,694
Proceeds from exercise of common stock options		775		492		532		57
Proceeds from Mergers and PIPE Financing								4,219
Proceeds from Mergers and PIPE Financing from related parties								15,600
Proceeds from common stock								5,000
Proceeds from exercise of warrant for common stock		60
Proceeds from issuance of SAFE agreements				6,000		6,000
Net cash provided by financing activities from continuing operations		25,789		107,060		120,100		50,425
Effect of exchange rate changes				22		22		116
Net (decrease) increase in cash, cash equivalents and restricted cash		(8,306)		76,927		10,803		(1,900)
Cash, cash equivalents, and restricted cash at beginning of period		17,219		6,416		6,416		8,316
Cash, cash equivalents, and restricted cash at end of period		8,913		83,343		17,219		6,416
Supplemental disclosures of cash flow information:
Cash paid during the period for interest		9,811				77		2,147
Cash paid during the year for income taxes						10
Cash paid for income taxes				10
Supplemental disclosure of noncash financing and investing activities:
Issuance of Seller Note as partial purchase consideration in Sunder acquisition		20,000
Issuance of shares of common stock and deferred consideration as partial purchase consideration in Sunder acquisition	[18]	17,100
Cancellation of existing indebtedness in Exchange Agreement				65,872		65,873	[19]		[19]
Issuance of convertible notes in Exchange Agreement				31,452		42,662	[20]		[20]
Issuance of common stock in Exchange Agreement				2,220		2,220
Conversion of SAFE Agreements to shares of common stock with related party				5,000		5,000
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities						116
Offering costs						1,396
Warrants issued in debt issuance						860
Carlyle warrant modification				660		7,306		10,862
Conversion of 2022 Convertible notes into common stock								30,625
Operating lease right-of-use assets obtained in exchange for lease obligations				116
Issuance of common stock warrants				1,400				3,516
Conversion of 2022 Convertible notes into common stock								21,561
Conversion of 2022 Convertible Notes issued to related parties into common stock								19,390
Conversion of preferred stock into common stock								155,630
Issuance of common stock in connection with forward purchase agreements	[6]							35,490
Issuance of common stock bonus shares in connection with the Mergers	[7]							2,394
Recapitalization of Legacy Complete Solaria Common stock into Complete Solaria Common Stock								1
Reclassification of investor deposit to PIPE funds								3,500
Reclassification of warrants between liabilities and equity								$ 4,329
Measurement period adjustments related to the SunPower acquisition – (Refer to Note 3)

[1]	Non-cash interest expense to related parties of zero and $0.4 million during the fiscal years ended December 29, 2024 and December 31, 2023, respectively.
[2]	Identified as a related party transaction in the fiscal year ended December 29, 2024.
[3]	Gain includes $12.5 million with a related party in the fiscal year ended December 29, 2024. Refer to Note 15 - Borrowings and Derivative Liabilities for details.
[4]	Includes the following related party transactions (in millions):
[5]	Includes related party income of $0.1 million and $1.8 million in the thirty-nine week periods ended September 28, 2025, and September 29, 2024, respectively.
[6]	Change in fair value of forward purchase agreement liabilities from related parties was income of $0.1 million and ($9.1) million during the fiscal years ended December 29, 2024 and December 31, 2023, respectively.
[7]	Issuance of common stock in connection with forward purchase agreements includes other expense from related parties of zero and ($30.7) million during the fiscal years ended December 29, 2024 and December 31, 2023, respectively.
[8]	Includes related party remeasurement of gain of $1.8 million and loss of $22.8 million in the thirty-nine week periods ended September 28, 2025 and September 29, 2024, respectively.
[9]	Includes $0.3 million gain in connection with the change in the fair value of derivative liabilities issued to the Massey Trust and Carlyle (as later defined in Note 15 - Borrowings and Derivative Liabilities) with related parties.
[10]	Issuance of forward purchase agreements includes other income from related parties of zero and $0.4 million during the fiscal years ended December 29, 2024 and December 31, 2023, respectively.
[11]	Includes related party amortization expense of $2.7 million and $0.6 million in the thirty-nine week periods ended September 28, 2025 and September 29, 2024, respectively.
[12]	Includes $1.6 million of amortization of debt issuance costs with related parties.
[13]	Includes related party non-cash income of $0.1 million in the thirty-nine week period ended September 28, 2025.
[14]	Issuance of common stock bonus shares to related parties in connection with the Mergers includes other expense of $0.7 million during the fiscal year ended December 31, 2023.
[15]	Includes $3.0 million of related party expense in each of the thirteen and thirty-nine week periods ended September 29, 2024.
[16]	Includes $3.0 million loss on a derivative liability issued to the Massey Trust (as later defined in Note 15 - Borrowings and Derivative Liabilities) a related party.
[17]	Includes a loss of $3.0 million on the issuance of a derivative liability with a related party in the fiscal year ended December 29, 2024. Refer to Note 15 - Borrowings and Derivative Liabilities for details.
[18]	The deferred consideration paid and payable in connection with the Sunder acquisition was accounted for on the Company’s balance sheet as of September 28, 2025, as (i) $5.7 million within Additional paid-in capital, (ii) $5.7 million within Accrued expenses and other current liabilities, and (iii) $5.7 million within Other long-term liabilities.
[19]	Includes related party debt cancellation of $37.2 million.
[20]	Includes $23.7 million issuance of convertible notes with related parties.